Share-Based Compensation (Details 8) (Imaging Taiwan [Member])	12 Months Ended
Dec. 31, 2012
Imaging Taiwan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	43.29%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.87%